FINANCIAL INSTRUMENTS - Gross Impact of Changes in Fair Value of Derivatives Designated as Cash Flow Hedges on AOCI and Net Income (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	$ 48	$ (48)	$ 95	$ (113)
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	8	(21)	(5)	(64)
Net sales | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	40	(42)	106	(87)
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	(4)	2	(5)	(2)
Cost of goods sold | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	12	(17)	(7)	(46)
Other, Net | Foreign exchange contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	1	(3)	11	(10)
Interest expense | Interest rate contracts
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (Loss) Recognized in Accumulated Other Comprehensive Income	8	(6)	(11)	(26)
Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income	$ (1)	$ (3)	$ (4)	$ (6)